Document and Entity Information	Nov. 18, 2022
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001846253
Document Type	8-K
Document Period End Date	Nov. 18, 2022
Entity Registrant Name	OmniAb, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40720
Entity Tax Identification Number	98-1584818
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	250-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	OABI
Warrants To Purchase Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Warrants to purchase common stock
Trading Symbol	OABIW